Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028524
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Advisor Class
Trading Symbol	QUAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[1]
AssetsNet	$ 2,880,758,501
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 11,154,477
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,880,758,501
# of Portfolio Holdings	110
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$11,154,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.5%
Health Care	23.5%
Information Technology	22.5%
Consumer Discretionary	10.8%
Financials	7.8%
Consumer Staples	2.7%
Energy	1.7%
Materials	1.6%
Communication Services	1.5%
Investment Companies	1.0%
Short-Term Investments	4.7%
Other assets less liabilities	-3.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Bloom Energy Corp. - Class A	$76,135,931	2.6%
Fabrinet	$64,583,076	2.2%
Credo Technology Group Holding Ltd.	$60,872,800	2.1%
Modine Manufacturing Co.	$57,683,906	2.0%
Guardant Health, Inc.	$57,290,275	2.0%
Advanced Energy Industries, Inc.	$56,976,945	2.0%
Kratos Defense & Security Solutions, Inc.	$56,077,408	2.0%
Nextpower, Inc. - Class A	$53,499,358	1.9%
Semtech Corp.	$53,263,988	1.8%
Rambus, Inc.	$47,828,520	1.7%
Total	$584,212,207	20.3%

C000028521
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class A
Trading Symbol	QUASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUASX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[2]
AssetsNet	$ 2,880,758,501
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 11,154,477
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,880,758,501
# of Portfolio Holdings	110
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$11,154,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.5%
Health Care	23.5%
Information Technology	22.5%
Consumer Discretionary	10.8%
Financials	7.8%
Consumer Staples	2.7%
Energy	1.7%
Materials	1.6%
Communication Services	1.5%
Investment Companies	1.0%
Short-Term Investments	4.7%
Other assets less liabilities	-3.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Bloom Energy Corp. - Class A	$76,135,931	2.6%
Fabrinet	$64,583,076	2.2%
Credo Technology Group Holding Ltd.	$60,872,800	2.1%
Modine Manufacturing Co.	$57,683,906	2.0%
Guardant Health, Inc.	$57,290,275	2.0%
Advanced Energy Industries, Inc.	$56,976,945	2.0%
Kratos Defense & Security Solutions, Inc.	$56,077,408	2.0%
Nextpower, Inc. - Class A	$53,499,358	1.9%
Semtech Corp.	$53,263,988	1.8%
Rambus, Inc.	$47,828,520	1.7%
Total	$584,212,207	20.3%

C000028523
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class C
Trading Symbol	QUACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.87%	[3]
AssetsNet	$ 2,880,758,501
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 11,154,477
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,880,758,501
# of Portfolio Holdings	110
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$11,154,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.5%
Health Care	23.5%
Information Technology	22.5%
Consumer Discretionary	10.8%
Financials	7.8%
Consumer Staples	2.7%
Energy	1.7%
Materials	1.6%
Communication Services	1.5%
Investment Companies	1.0%
Short-Term Investments	4.7%
Other assets less liabilities	-3.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Bloom Energy Corp. - Class A	$76,135,931	2.6%
Fabrinet	$64,583,076	2.2%
Credo Technology Group Holding Ltd.	$60,872,800	2.1%
Modine Manufacturing Co.	$57,683,906	2.0%
Guardant Health, Inc.	$57,290,275	2.0%
Advanced Energy Industries, Inc.	$56,976,945	2.0%
Kratos Defense & Security Solutions, Inc.	$56,077,408	2.0%
Nextpower, Inc. - Class A	$53,499,358	1.9%
Semtech Corp.	$53,263,988	1.8%
Rambus, Inc.	$47,828,520	1.7%
Total	$584,212,207	20.3%

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028527
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class I
Trading Symbol	QUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[4]
AssetsNet	$ 2,880,758,501
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 11,154,477
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,880,758,501
# of Portfolio Holdings	110
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$11,154,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.5%
Health Care	23.5%
Information Technology	22.5%
Consumer Discretionary	10.8%
Financials	7.8%
Consumer Staples	2.7%
Energy	1.7%
Materials	1.6%
Communication Services	1.5%
Investment Companies	1.0%
Short-Term Investments	4.7%
Other assets less liabilities	-3.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Bloom Energy Corp. - Class A	$76,135,931	2.6%
Fabrinet	$64,583,076	2.2%
Credo Technology Group Holding Ltd.	$60,872,800	2.1%
Modine Manufacturing Co.	$57,683,906	2.0%
Guardant Health, Inc.	$57,290,275	2.0%
Advanced Energy Industries, Inc.	$56,976,945	2.0%
Kratos Defense & Security Solutions, Inc.	$56,077,408	2.0%
Nextpower, Inc. - Class A	$53,499,358	1.9%
Semtech Corp.	$53,263,988	1.8%
Rambus, Inc.	$47,828,520	1.7%
Total	$584,212,207	20.3%

C000159958
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class Z
Trading Symbol	QUAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[5]
AssetsNet	$ 2,880,758,501
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 11,154,477
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,880,758,501
# of Portfolio Holdings	110
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$11,154,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.5%
Health Care	23.5%
Information Technology	22.5%
Consumer Discretionary	10.8%
Financials	7.8%
Consumer Staples	2.7%
Energy	1.7%
Materials	1.6%
Communication Services	1.5%
Investment Companies	1.0%
Short-Term Investments	4.7%
Other assets less liabilities	-3.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Bloom Energy Corp. - Class A	$76,135,931	2.6%
Fabrinet	$64,583,076	2.2%
Credo Technology Group Holding Ltd.	$60,872,800	2.1%
Modine Manufacturing Co.	$57,683,906	2.0%
Guardant Health, Inc.	$57,290,275	2.0%
Advanced Energy Industries, Inc.	$56,976,945	2.0%
Kratos Defense & Security Solutions, Inc.	$56,077,408	2.0%
Nextpower, Inc. - Class A	$53,499,358	1.9%
Semtech Corp.	$53,263,988	1.8%
Rambus, Inc.	$47,828,520	1.7%
Total	$584,212,207	20.3%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized